Consolidated Balance Sheets - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 442,489	$ 233,843
Accounts and grants receivable	838,502	913,458
Prepaid and other receivables	121,603	101,539
Total current assets	1,402,594	1,248,840
Non-Current Assets
Property and equipment	35,215	53,164
Right-of-use assets	514,181
TOTAL ASSETS	1,951,990	1,302,004
Current Liabilities
Accounts payable	226,001	312,034
Accrued liabilities	191,993	167,558
Contract liability	192,958	217,259
Lease inducement		46,559
Lease obligation	75,116
Total current liabilities	686,068	743,410
Non-Current Liabilities
Lease obligation	499,646
TOTAL LIABILITIES	1,185,714	743,410
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,049,032	3,955,167
Accumulated other comprehensive income	(319,994)	(271,245)
Deficit	(24,877,484)	(25,040,050)
TOTAL EQUITY	766,276	558,594
TOTAL LIABILITIES AND EQUITY	$ 1,951,990	$ 1,302,004